united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal Amount ($)		Interest Rate	Maturity	Value
	BONDS & NOTES - 20.5%
	AGRICULTURE - 0.9%
500,000	Philip Morris International, Inc.	1.8750%	2/25/2021	$483,711

	AUTO MANUFACTURERS - 0.5%
250,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	248,689

	BANKS - 7.4%
250,000	Bank of Montreal	1.5000	7/18/2019	245,800
500,000	Citigroup, Inc.	2.7000	3/30/2021	493,077
250,000	Discover Bank	1.9000	8/10/2020	246,181
150,000	Fifth Third Bancorp	4.5000	6/1/2018	150,399
250,000	MUFG Americas Holdings Corp.	2.2500	2/10/2020	246,290
700,000	Medallion Bank	2.3000	1/26/2021	693,952
250,000	Morgan Stanley	2.6500	1/27/2020	248,570
250,000	National Australia Bank Ltd.	2.6250	7/23/2020	247,968
250,000	National Australia Bank Ltd.	2.5000	1/12/2021	245,716
250,000	Park National Bank	1.8000	3/30/2020	246,453
250,000	Santander UK Group Holdings PLC	3.1250	1/8/2021	248,486
250,000	Sumitomo Mitsui Banking Corp.	2.4500	1/16/2020	247,364
250,000	Toronto-Dominion Bank	2.2500	11/5/2019	247,999
				3,808,255
	BEVERAGES - 1.3%
600,000	Anheuser-Busch InBev Finance, Inc.	2.6000	2/1/2021	595,703
55,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	54,954
				650,657
	ELECTRIC - 0.5%
250,000	Edison International	2.1250	4/15/2020	245,526

	ELECTRONICS - 1.0%
250,000	Amphenol Corp.	2.2000	4/1/2020	246,553
250,000	Tyco Electronics Group SA	2.3750	12/17/2018	249,405
				495,958
	FOOD - 0.5%
250,000	Sysco Corp.	1.9000	4/1/2019	248,164

	HEALTHCARE-PRODUCTS - 0.5%
250,000	Thermo Fisher Scientific, Inc.	2.4000	2/1/2019	249,165

	HEALTHCARE-SERVICES - 0.7%
125,000	Laboratory Corp. of America Holdings	2.5000	11/1/2018	124,912
250,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	248,079
				372,991
	INTERNET - 0.5%
250,000	Alibaba Group Holding Ltd.	2.5000	11/28/2019	248,335

	LODGING - 0.7%
250,000	Marriott International, Inc.	3.0000	3/1/2019	250,216
125,000	Starwood Hotels & Resorts Worldwide LLC	6.7500	5/15/2018	125,606
				375,822
	MACHINERY - CONSTRUCTION & MINING - 0.5%
250,000	Caterpillar Financial Services Corp.	1.1500	8/15/2019	244,815

	MACHINERY - DIVERSIFIED - 0.2%
125,000	Roper Technologies, Inc.	2.0500	10/1/2018	124,719

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Principal Amount ($)		Interest Rate	Maturity	Value
	BONDS & NOTES - 20.5% (CONTINUED)
	PHARMACEUTICALS - 2.4%
500,000	AbbVie, Inc.	2.3000%	5/14/2021	$487,763
250,000	AstraZeneca PLC	2.3750	11/16/2020	246,201
250,000	Express Scripts Holdings Co.	2.2500	6/15/2019	248,531
250,000	Teva Pharmaceuticals Finance IV LLC.	2.2500	3/18/2020	237,022
				1,219,517
	RETAIL - 0.5%
250,000	Nordstrom, Inc.	4.7500	5/1/2020	258,511

	SEMICONDUCTORS - 0.5%
250,000	Xilinx, Inc.	2.1250	3/15/2019	248,306

	TELECOMMUNICATIONS - 1.4%
500,000	Cisco Systems, Inc.	2.2000	2/28/2021	491,165
250,000	Verizon Communications, Inc.	2.5500	6/17/2019	250,105
				741,270
	TOYS/GAMES/HOBBIES - 0.5%
250,000	Mattel, Inc.	2.3500	5/6/2019	245,625

	TOTAL BONDS & NOTES (Cost - $10,640,486)			10,510,036

	CERTIFICATES OF DEPOSITS - 21.6%
	AUTO MANUFACTURERING - 0.5%
250,000	BMW Bank of North America	1.7000	2/24/2020	246,360

	BANKS - 20.4%
250,000	Abacus FSB	1.1000	7/29/2019	246,276
125,000	Ally Bank	1.7000	10/1/2018	124,950
150,000	American Express Bank FSB	1.7000	7/16/2018	149,928
250,000	American Express Bank FSB	1.9500	8/31/2020	245,459
125,000	American Express Centurion Bank	1.2500	4/30/2018	124,984
125,000	American Express Centurion Bank	1.3500	5/21/2018	124,956
125,000	American Express Centurion Bank	1.5500	6/18/2018	124,903
500,000	Bank of Baroda/New York NY	1.9000	12/10/2018	500,066
250,000	Bank of India/New York NY	1.8000	1/23/2019	249,681
250,000	Barclays Bank Delaware	1.9500	9/21/2020	246,232
150,000	Capital One NA	1.7500	8/27/2018	149,990
250,000	Capital One NA	1.9000	6/15/2020	246,513
250,000	Capitol Bank/Madison WI	2.0000	3/21/2019	249,898
125,000	Comenity Capital Bank	1.7500	8/10/2018	125,001
500,000	ConnectOne Bank	2.2000	12/28/2020	494,574
250,000	EnerBank USA	1.1500	5/28/2019	247,183
250,000	TIAA FSB	1.8000	6/15/2020	245,978
125,000	First Business Bank/Madison WI	1.1500	4/2/2018	124,996
125,000	FirstBank Puerto Rico	1.7500	8/31/2018	125,015
250,000	Goldman Sachs Bank USA/New York NY	1.7500	1/14/2019	249,909
250,000	Israel Discount Bank of New York	1.3000	9/16/2019	245,695
250,000	LCA Bank Corp.	1.2500	10/15/2019	245,346
450,000	MB Financial Bank NA	2.0000	8/7/2019	448,650

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Principal Amount ($)		Interest Rate	Maturity	Value
	CERTIFICATES OF DEPOSITS - 21.6% (CONTINUED)
	BANKS (Continued - 20.4%)
250,000	Mercantil Bank NA	1.6000%	12/28/2018	$250,000
250,000	Merrick Bank Corp./South Jordan UT	1.2000	10/11/2019	245,374
500,000	Morgan Stanley Bank NA	2.3000	1/11/2021	495,800
500,000	Morgan Stanley Private Bank NA	1.8500	12/10/2018	502,345
700,000	Morton Community Bank	2.2000	2/2/2021	691,947
250,000	Oriental Bank	1.7500	12/17/2018	249,570
500,000	Peoples State Bank/Summit SD	2.0000	7/24/2019	498,657
250,000	Sallie Mae Bank	1.7500	1/21/2020	246,948
250,000	Springs Valley Bank & Trust Co	1.2500	8/26/2019	246,019
250,000	State Bank of India/New York NY	2.3000	1/27/2020	249,336
250,000	Stearns Bank NA	1.6000	4/21/2020	245,310
250,000	Texas Exchange Bank SSB	2.0000	7/28/2020	246,814
500,000	Triboro Postal Federal Credit Union	1.8500	8/31/2018	500,270
250,000	Wells Fargo Bank NA	1.2500	4/22/2019	248,164
200,000	World's Foremost Bank	1.6000	6/25/2018	199,827
				10,452,564
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
125,000	Capital One Bank USA NA	1.6000	7/2/2018	124,922

	SAVINGS & LOANS - 0.5%
250,000	Third Federal Savings & Loan Assosication of Cleveland	1.9000	9/15/2020	245,964

	TOTAL CERTIFICATES OF DEPOSITS (Cost - $11,147,127)			11,069,810

Shares	EXCHANGE TRADED FUNDS - 23.9%
	COMMODITY FUND - 0.8%
3,082	SPDR Gold Shares (a) *			387,685

	DEBT FUNDS - 23.1%
51,300	Guggenheim BulletShares 2018 Corporate Bond ETF			1,083,969
51,700	Guggenheim BulletShares 2019 Corporate Bond ETF			1,084,666
51,500	Guggenheim BulletShares 2020 Corporate Bond ETF			1,084,590
52,100	Guggenheim BulletShares 2021 Corporate Bond ETF			1,084,722
21,600	Guggenheim Ultra Short Duration ETF			1,084,968
10,400	iShares 1-3 Year Credit Bond ETF			1,079,520
17,900	iShares Floating Rate Bond ETF			911,647
10,200	iShares Short Maturity Bond ETF			511,632
10,700	PIMCO Enhanced Short Maturity Active			1,086,585
35,300	SPDR Bloomberg Barclays Investment Grade Floating			1,084,769
35,900	SPDR Portfolio Short Term Corporate Bond ETF			1,084,180
17,000	SPDR SSgA Ultra Short Term Bond ETF			683,934
				11,865,182

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,283,758)			12,252,867

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares						Value
		SHORT-TERM INVESTMENTS - 27.7%
		MONEY MARKET FUNDS - 27.7%
10,404,379		Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (b)				$10,404,379
3,761,583		First American Government Obligations Fund - Class Z 1.51% (a,b)				3,761,583
		TOTAL SHORT-TERM INVESTMENTS (Cost - $14,165,962)				14,165,962

		TOTAL INVESTMENTS - 93.7% (Cost - $48,237,333) (c)				$47,998,675
		OTHER ASSETS LESS LIABILITIES - 6.3%				3,232,463
		NET ASSETS - 100.0%				$51,231,138

		ETF - Exchange Traded Funds
	*	Non-Income producing investment.
	(a)	All or part of this instrument is a holding of GBSF Fund Limited.
	(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
	(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes of investments held by the Fund and the GBSF Fund Limited (excluding the value of futures) is $48,383,438 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:		$2,742
				Unrealized Depreciation:		(387,505)
				Net Unrealized Depreciation:		$(384,763)
		FUTURES CONTRACTS
		OPEN LONG FUTURES CONTRACTS

Number of					Notional Value at	Net Unrealized
Contracts		Issue	Exchange	Expiration	March 31, 2018	Depreciation
382		Gold 100oz Futures (a)	NY Comex	June-18	$50,828,920	$(1,168,710)

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by The Gold Bullion Strategy Fund ("Fund") in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Fund will calculate its daily net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the NYSE is open. As a result of calculating the Fund's NAV per share as of the NYSE Close, Fund securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

GBSF Fund Ltd. (“CFC”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair r market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The fair value team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$-	$10,510,036	$-	$10,510,036
Cerificates of Deposit	-	11,069,810	-	11,069,810
Exchange Traded Funds	12,252,867	-	-	12,252,867
Short-Term Investments	14,165,962	-	-	14,165,962
Total Investments	$26,418,829	$21,579,846	$-	$47,998,675
Derivatives
Futures Contract	$(1,168,710)	$-	$-	$(1,168,710)

* Refer to the Consolidated Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated portfolio of investments of the Fund includes the investments of GBSF Ltd. ("CFC"), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at March 31, 2018	% of Net Assets at March 31, 2018
GBSF Ltd.	7/9/2013	$6,536,045	12.76%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At March 31, 2018, the unrealized depreciation on future contracts amounted to $1,168,710, such depreciation was subject to commodity risk.

The derivative instruments as of March 31, 2018 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Mutual Fund and ETN Risk: Mutual funds and exchange traded notes are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/29/2018

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/29/2018